UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (95.9%)
Brazil (55.7%)
Banks
Banco Bradesco SA (Preference)	316,838	$2,249
Banco Bradesco SA ADR	392,530	2,779
Itau Unibanco Holding SA (Preference)	534,069	5,836
Itau Unibanco Holding SA (Preference) ADR	15,329	169
		11,033
Beverages
Ambev SA	360,421	1,637
Ambev SA ADR	486,378	2,222
		3,859
Capital Markets
B3 SA - Brasil Bolsa Balcao	477,394	2,766
Banco BTG Pactual SA (Units) (a)	106,652	563
PPLA Participations Ltd. (Units) (a)(b)	11,850	3
		3,332
Containers & Packaging
Klabin SA (Units) (a)	517,337	2,548

Food & Staples Retailing
Atacadao Distribuicao Comercio e Industria Ltda	550,592	2,019

Food Products
M Dias Branco SA	102,375	999

Health Care Providers & Services
Qualicorp Consultoria e Corretora de Seguros SA	217,067	886

Machinery
Iochpe-Maxion SA	193,809	917

Metals & Mining
Vale SA	66,032	978
Vale SA ADR	94,077	1,396
		2,374
Multi-Line Retail
Lojas Americanas SA (Preference)	522,330	2,052
Lojas Renner SA	390,518	2,998
		5,050
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	333,137	1,999
Petroleo Brasileiro SA (Preference)	446,651	2,332
Ultrapar Participacoes SA	76,715	709
		5,040
Real Estate Management & Development
Multiplan Empreendimentos Imobiliarios SA	323,425	1,498

Road & Rail
Localiza Rent a Car SA	341,268	1,922
		41,477
Chile (8.3%)
Electric Utilities
Enel Americas SA	4,800,914	739

Multi-Line Retail
SACI Falabella	417,073	3,392

Real Estate Management & Development
Parque Arauco SA	797,266	2,060
		6,191
Mexico (27.1%)
Airlines
Controladora Vuela Cia de Aviacion SAB de CV (b)	536,191	402
Controladora Vuela Cia de Aviacion SAB de CV ADR (b)	62,370	466
		868
Banks
Grupo Financiero Banorte SAB de CV Series O	620,226	4,487

Beverages
Fomento Economico Mexicano SAB de CV ADR	50,537	5,002

Construction Materials
Cemex SAB de CV ADR (b)	291,011	2,049

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV	657,101	1,993

Gas Utilities
Infraestructura Energetica Nova SAB de CV	612,185	3,042

Hotels, Restaurants & Leisure
Alsea SAB de CV	464,716	1,578

Transportation Infrastructure
Promotora y Operadora de Infraestructura SAB de CV	107,467	1,144
		20,163
Peru (3.3%)
Banks
Credicorp Ltd.	5,842	1,304

Trading Companies & Distributors
Ferreycorp SAA	1,650,937	1,174
		2,478
United States (1.5%)
Internet Software & Services
MercadoLibre, Inc.	3,273	1,114
Total Common Stocks (Cost $66,587)		71,423

No. of Warrants
Warrant (0.0%)
Brazil (0.0%)
Machinery
Iochpe Maxion SA , expires 6/03/19 (b) (Cost $—)	3,946	8

	Shares	Value (000)
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $3,152)	3,151,935	3,152
Total Investments (100.1%) (Cost $69,739) (d)(e)		74,583
Liabilities in Excess of Other Assets (-0.1%)		(69)
Net Assets (100.0%)		$74,514

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,087,000 and the aggregate gross unrealized depreciation is approximately $7,243,000, resulting in net unrealized appreciation of approximately $4,844,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.1%
Banks	22.5
Beverages	11.9
Multi-Line Retail	11.3
Oil, Gas & Consumable Fuels	6.8
Food & Staples Retailing	5.4
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the

Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$868	$—	$—	$868
Banks	16,824	—	—	16,824
Beverages	8,861	—	—	8,861
Capital Markets	3,332	—	—	3,332
Construction Materials	2,049	—	—	2,049
Containers & Packaging	2,548	—	—	2,548
Electric Utilities	739	—	—	739
Food & Staples Retailing	4,012	—	—	4,012
Food Products	999	—	—	999
Gas Utilities	3,042	—	—	3,042
Health Care Providers & Services	886	—	—	886
Hotels, Restaurants & Leisure	1,578	—	—	1,578
Internet Software & Services	1,114	—	—	1,114
Machinery	917	—	—	917
Metals & Mining	2,374	—	—	2,374
Multi-Line Retail	8,442	—	—	8,442
Oil, Gas & Consumable Fuels	5,040	—	—	5,040
Real Estate Management & Development	3,558	—	—	3,558
Road & Rail	1,922	—	—	1,922
Trading Companies & Distributors	1,174	—	—	1,174
Transportation Infrastructure	1,144	—	—	1,144
Total Common Stocks	71,423	—	—	71,423
Warrant	8	—	—	8
Short-Term Investment
Investment Company	3,152	—	—	3,152
Total Assets	$74,583	$—	$—	$74,583

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018